CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Consolidated Statement of Comprehensive Income [Abstract]
Profit/(loss) after tax	$ 44,805	$ 35,189	$ 144,888	$ 126,749
Items that may be reclassified subsequently to income statement:
Exchange gain/(loss) on translation of foreign currency denominated subsidiary	(143)	462	461	244
Total	(143)	462	461	244
Other comprehensive income/(loss)	(143)	462	461	244
Total comprehensive income/(loss)	44,661	35,651	145,349	126,993
Attributable to owners of non-controlling interest	2	194	43	423
Attributable to the owners of parent	$ 44,660	$ 35,457	$ 145,307	$ 126,570